UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21054______

_______BlackRock Florida Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.1%
			Florida—140.5%
AAA	$1,250		Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$ 1,328,725
A	1,000		Boynton Beach Multi-Fam., Clipper Cove Apts. Proj., 5.30%, 1/01/23, ACA	01/13 @ 100	1,044,320
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 12/01/38	06/13 @ 102	1,000,000
NR	1,650		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,763,685
AAA	3,150		Florida Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,353,018
NR	1,250		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,275,888
AAA	2,100		Greater Orlando Aviation Auth., Orlando Arpt. Facs. Proj., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	2,222,661
A	4,900		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,370,106
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,881,694
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic Proj., Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,810,415
			JEA, Ser. A,
Aa2	5,000	[3]	Elec. Sys., 5.50%, 10/01/07	N/A	5,296,150
AAA	5,425	[4]	Wtr. & Swr. Sys., 5.375%, 10/01/30, MBIA	04/07 @ 100	5,625,779
A1	3,000		Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys. Proj., 5.50%, 11/15/32	11/12 @ 101	3,211,050
BB+	1,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	1,696,815
			Miami Dade Cnty., MBIA,
AAA	5,410		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,245,923
AAA	5,500		Spec. Oblig. Rev., Ser. A, Zero Coupon, 10/01/26	04/08 @ 37.301	1,806,200
AAA	10,000		Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/30	04/08 @ 29.688	2,586,800
			Orange Cnty. Hlth. Facs. Auth.,
A	5,000		Orlando Regl. Hlth. Care Proj., 5.75%, 12/01/32	12/12 @ 100	5,433,600
NR	340		Refdg. Hlth. Care Orlando Lutheran Proj., 5.375%, 7/01/20	07/15 @ 100	340,316
NR	305		Refdg. Hlth. Care Orlando Lutheran Proj., 5.70%, 7/01/26	07/15 @ 100	305,381
AAA	3,350		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,546,377
AAA	3,105		Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,258,108
AAA	3,630		Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,195,032
AAA	3,000		Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,152,610
AAA	1,500	[3]	Port St. Lucie Util., 5.125%, 9/01/11, MBIA	N/A	1,660,395
AA-	2,000		So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,157,640
NR	1,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	1,833,782
NR	2,815		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	2,888,049
NR 5	1,760		Vlg. Cmnty. Dev. Dist. Assmt. Rev., No. 5, Spl. Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,907,752
			Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical Proj., RAA,
AA	1,250		5.20%, 10/15/26	10/13 @ 100	1,335,538
AA	1,610		5.20%, 10/15/33	10/13 @ 100	1,714,328

					75,248,137

			Multi-State—6.4%
Baa1	3,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/14	No Opt. Call	3,427,470

			Puerto Rico—7.2%
			Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	2,565	[3]	5.25%, 7/01/12	N/A	2,861,206
BBB	935		5.25%, 7/01/36	07/12 @ 100	991,605

					3,852,811

			Total Long-Term Investments (cost $75,943,688)		82,528,418

BlackRock Florida Municipal Bond Trust (BIE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.2%
650	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $650,000)	$650,000

	Total Investments—155.3% (cost $76,593,6887)	$83,178,418
	Other assets in excess of liabilities—0.3%	184,531
	Preferred shares at redemption value, including dividends payable—(55.6)%	(29,786,750)

	Net Assets Applicable to Common Shareholders—100%	$53,576,199

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Securities, or a portion thereof, pledged as collateral with a value of $311,103 on 234 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $26,504,156, with an unrealized loss of $281,366.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 6.4% of it nets assets, with a current market value of $3,427,470, in securities restricted as to resale.
[7]	Cost for Federal income purposes is $76,558,074. The net unrealized appreciation on a tax basis is $6,620,344 consisting of $6,620,344 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	PCR	— Pollution Control Revenue
FGIC	— Financial Guaranty Insurance Company	RAA	— Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005